Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
January 31, 2024
TIE-NPRT1-0324
1.863104.116
Common Stocks - 95.6%
	Shares	Value ($)
Australia - 2.4%
BHP Group Ltd.	84,937	2,598,566
Commonwealth Bank of Australia	5,306	404,606
Glencore PLC	264,230	1,398,030
Imdex Ltd.	45,721	50,446
Macquarie Group Ltd.	7,853	968,977
Steadfast Group Ltd.	23,314	90,211
Woodside Energy Group Ltd.	30,739	642,944
TOTAL AUSTRALIA		6,153,780
Belgium - 0.5%
Azelis Group NV	16,963	350,506
KBC Ancora	3,021	139,537
KBC Group NV	9,080	593,475
UCB SA	2,988	281,903
TOTAL BELGIUM		1,365,421
Brazil - 1.1%
Localiza Rent a Car SA	56,928	621,860
Localiza Rent a Car SA rights 2/5/24 (a)	251	456
Raia Drogasil SA	109,088	557,066
Suzano Papel e Celulose SA	91,692	955,341
XP, Inc. Class A	26,781	658,277
TOTAL BRAZIL		2,793,000
Canada - 7.0%
Barrick Gold Corp.	106,915	1,667,874
CAE, Inc. (a)	61,625	1,233,921
Cameco Corp.	23,170	1,106,238
Canadian Natural Resources Ltd.	15,965	1,021,703
Canadian Pacific Kansas City Ltd.	51,958	4,181,142
Constellation Software, Inc.	821	2,269,122
Constellation Software, Inc. warrants 8/22/28 (a)(b)	921	0
Franco-Nevada Corp.	10,738	1,161,776
McCoy Global, Inc.	7,000	10,465
Nutrien Ltd.	16,669	831,187
Osisko Gold Royalties Ltd.	4,079	59,435
Pason Systems, Inc.	7,425	81,405
Richelieu Hardware Ltd.	30,330	979,530
Suncor Energy, Inc.	41,159	1,362,936
The Toronto-Dominion Bank	35,467	2,154,479
TOTAL CANADA		18,121,213
Chile - 0.6%
Antofagasta PLC	66,328	1,458,397
China - 7.7%
Alibaba Group Holding Ltd.	198,094	1,776,701
China Life Insurance Co. Ltd. (H Shares)	1,496,132	1,724,804
Chlitina Holding Ltd.	9,200	55,394
Haier Smart Home Co. Ltd. (A Shares)	638,300	1,991,752
Hansoh Pharmaceutical Group Co. Ltd. (c)	639,776	960,910
Industrial & Commercial Bank of China Ltd. (H Shares)	2,332,393	1,136,179
Kweichow Moutai Co. Ltd. (A Shares)	6,100	1,367,601
Meituan Class B (a)(c)	143,827	1,156,833
New Oriental Education & Technology Group, Inc. (a)	185,638	1,432,800
PDD Holdings, Inc. ADR (a)	9,879	1,253,349
Shangri-La Asia Ltd. (a)	838,623	521,123
Shenzhen Inovance Technology Co. Ltd. (A Shares)	102,000	796,818
Tencent Holdings Ltd.	153,238	5,319,093
Tsingtao Brewery Co. Ltd. (H Shares)	104,841	598,298
TOTAL CHINA		20,091,655
Denmark - 2.0%
DSV A/S	1,272	227,573
Novo Nordisk A/S Series B	37,599	4,297,734
Spar Nord Bank A/S	3,821	65,091
Vestas Wind Systems A/S (a)	17,988	507,172
TOTAL DENMARK		5,097,570
Egypt - 0.0%
Integrated Diagnostics Holdings PLC (a)(c)	57,949	20,166
Finland - 0.5%
Kone OYJ (B Shares)	8,704	432,131
Mandatum Holding OY	15,224	69,167
Sampo Oyj (A Shares)	17,661	740,260
TOTAL FINLAND		1,241,558
France - 8.3%
Air Liquide SA	5,328	997,047
Airbus Group NV	14,122	2,249,435
ALTEN	2,735	425,032
AXA SA	51,797	1,738,583
BNP Paribas SA	18,262	1,226,917
Capgemini SA	3,486	780,589
Edenred SA	19,512	1,168,620
Laurent-Perrier Group SA	393	52,452
Lectra	10,752	380,545
Legrand SA	11,347	1,099,702
LISI	1,912	45,045
LVMH Moet Hennessy Louis Vuitton SE	4,395	3,656,899
Safran SA	16,477	3,076,401
TotalEnergies SE	39,291	2,549,026
Vetoquinol SA	1,238	142,621
VINCI SA	9,549	1,206,252
Vivendi SA	60,576	684,431
TOTAL FRANCE		21,479,597
Germany - 4.9%
Bayer AG	9,091	282,881
Covestro AG (a)(c)	4,122	218,634
CTS Eventim AG	5,303	360,190
Deutsche Borse AG	4,662	928,389
DHL Group	16,696	803,291
Fresenius SE & Co. KGaA	14,245	402,106
Hannover Reuck SE	4,121	989,582
Infineon Technologies AG	8,643	315,097
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,376	1,012,204
Nexus AG	1,420	88,853
Rheinmetall AG	4,013	1,408,609
RWE AG	20,035	743,307
SAP SE	15,388	2,665,918
Scout24 AG (c)	1,301	96,198
Siemens AG	10,292	1,842,514
Stabilus Se	867	60,950
Vonovia SE	20,128	627,035
TOTAL GERMANY		12,845,758
Greece - 0.7%
National Bank of Greece SA (a)	246,692	1,874,198
Hong Kong - 0.6%
AIA Group Ltd.	46,300	363,104
Pacific Basin Shipping Ltd.	2,155,233	599,930
Prudential PLC	62,340	640,392
TOTAL HONG KONG		1,603,426
Hungary - 0.5%
Richter Gedeon PLC	49,772	1,343,576
India - 4.0%
Axis Bank Ltd.	79,902	1,026,882
Bharat Heavy Electricals Ltd.	327,694	899,831
Embassy Office Parks (REIT)	6,100	26,383
HDFC Bank Ltd.	116,101	2,040,856
ICICI Bank Ltd.	87,500	1,083,232
Jio Financial Services Ltd.	2,800	8,356
Kotak Mahindra Bank Ltd.	16,849	370,161
Larsen & Toubro Ltd.	23,358	977,467
Reliance Industries Ltd.	2,800	96,157
Reliance Industries Ltd. GDR (c)	13,395	929,613
Shree Cement Ltd.	3,059	1,050,894
Solar Industries India Ltd.	14,178	1,104,149
Zomato Ltd. (a)	548,468	921,105
TOTAL INDIA		10,535,086
Indonesia - 0.2%
PT Bank Rakyat Indonesia (Persero) Tbk	1,256,388	452,596
Ireland - 0.3%
AerCap Holdings NV (a)	1,819	139,263
Bank of Ireland Group PLC	54,478	500,979
Cairn Homes PLC	46,704	71,736
Irish Residential Properties REIT PLC	43,251	54,033
TOTAL IRELAND		766,011
Israel - 0.2%
Ituran Location & Control Ltd.	3,644	90,663
NICE Ltd. sponsored ADR (a)	2,342	487,370
Tel Aviv Stock Exchange Ltd.	7,200	44,746
TOTAL ISRAEL		622,779
Italy - 1.9%
Eni SpA	77,307	1,232,377
Interpump Group SpA	14,603	726,579
Mediobanca SpA	59,022	784,556
Prada SpA	89,500	555,015
Prysmian SpA	9,711	430,177
Ryanair Holdings PLC sponsored ADR (a)	5,722	764,459
UniCredit SpA	19,681	576,497
TOTAL ITALY		5,069,660
Japan - 12.6%
Ai Holdings Corp.	1,750	29,377
Artnature, Inc.	5,300	28,387
Aucnet, Inc.	3,000	43,012
Azbil Corp.	39,500	1,276,431
Broadleaf Co. Ltd.	27,600	113,608
Central Automotive Products Ltd.	1,600	52,810
Curves Holdings Co. Ltd.	23,700	109,797
Daiichi Sankyo Kabushiki Kaisha	4,175	124,995
Daiichikosho Co. Ltd.	4,000	54,799
Daikokutenbussan Co. Ltd.	800	45,286
DENSO Corp.	60,263	946,614
Digital Hearts Holdings Co. Ltd.	6,700	46,566
Eisai Co. Ltd.	4,213	198,385
Elan Corp.	4,200	30,117
Fast Retailing Co. Ltd.	1,829	488,301
FUJIFILM Holdings Corp.	8,597	544,920
Fujitec Co. Ltd.	2,600	66,340
Fujitsu Ltd.	4,372	605,147
Funai Soken Holdings, Inc.	2,650	46,141
Goldcrest Co. Ltd.	6,560	104,620
Hitachi Ltd.	26,557	2,086,062
Hoya Corp.	13,459	1,709,686
Ibiden Co. Ltd.	7,214	363,008
INPEX Corp.	35,442	481,744
Itochu Corp.	33,934	1,540,065
Keyence Corp.	5,984	2,677,229
Kobayashi Pharmaceutical Co. Ltd.	1,200	54,157
Koshidaka Holdings Co. Ltd.	19,200	122,315
Kusuri No Aoki Holdings Co. Ltd.	2,600	56,133
Lasertec Corp.	4,950	1,289,125
LY Corp.	67,344	209,509
Medikit Co. Ltd.	2,300	46,849
Minebea Mitsumi, Inc.	17,657	364,974
Miroku Jyoho Service Co., Ltd.	2,600	32,194
Misumi Group, Inc.	31,924	547,334
Mitsubishi Heavy Industries Ltd.	9,872	658,497
Mitsubishi UFJ Financial Group, Inc.	183,769	1,721,282
Mitsuboshi Belting Ltd.	900	30,022
Nagaileben Co. Ltd.	6,400	101,552
Nihon Parkerizing Co. Ltd.	16,100	127,881
NOF Corp.	4,109	185,578
NS Tool Co. Ltd.	6,100	42,113
NSD Co. Ltd.	5,300	99,460
OBIC Co. Ltd.	1,450	222,734
ORIX Corp.	44,996	868,840
OSG Corp.	17,380	236,513
Paramount Bed Holdings Co. Ltd.	2,400	43,347
ProNexus, Inc.	4,800	42,171
Recruit Holdings Co. Ltd.	37,700	1,489,102
Renesas Electronics Corp. (a)	51,057	837,722
San-Ai Obbli Co. Ltd.	6,000	67,653
Shin-Etsu Chemical Co. Ltd.	33,998	1,338,236
SHO-BOND Holdings Co. Ltd.	17,980	800,839
Shoei Co. Ltd.	4,200	56,130
SK Kaken Co. Ltd.	2,200	108,625
SoftBank Group Corp.	7,821	337,638
Software Service, Inc.	800	67,961
Sony Group Corp.	5,999	588,312
Sumitomo Mitsui Financial Group, Inc.	26,440	1,375,234
Suzuki Motor Corp.	18,187	816,936
Techno Medica Co. Ltd.	500	6,680
The Monogatari Corp.	2,860	100,845
TIS, Inc.	11,744	261,208
Tocalo Co. Ltd.	5,600	59,568
Tokio Marine Holdings, Inc.	48,096	1,268,168
Toyota Motor Corp.	94,996	1,896,863
USS Co. Ltd.	21,100	399,031
YAKUODO Holdings Co. Ltd.	3,000	52,671
YONEX Co. Ltd.	4,700	38,192
TOTAL JAPAN		32,883,641
Korea (South) - 3.7%
AMOREPACIFIC Corp.	2,983	263,133
BGF Retail Co. Ltd.	491	51,967
Hyundai Mipo Dockyard Co. Ltd. (a)	13,989	705,161
Hyundai Motor Co. Ltd.	8,770	1,275,613
Korea Aerospace Industries Ltd.	38,156	1,437,614
Samsung Electronics Co. Ltd.	108,128	5,875,400
TOTAL KOREA (SOUTH)		9,608,888
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	9,412	260,799
Mexico - 0.6%
Grupo Financiero Banorte S.A.B. de CV Series O	76,309	776,147
Wal-Mart de Mexico SA de CV Series V	197,759	817,049
TOTAL MEXICO		1,593,196
Netherlands - 4.3%
Aalberts Industries NV	13,075	522,533
ASML Holding NV (Netherlands)	6,324	5,486,627
BE Semiconductor Industries NV	4,753	718,092
IMCD NV	4,531	695,325
Shell PLC ADR	52,854	3,325,045
Universal Music Group NV	10,768	317,416
TOTAL NETHERLANDS		11,065,038
Norway - 0.1%
Kongsberg Gruppen ASA	4,765	243,296
Medistim ASA	1,929	39,250
TOTAL NORWAY		282,546
Peru - 0.5%
Credicorp Ltd. (United States)	8,372	1,242,656
Poland - 0.3%
Powszechna Kasa Oszczednosci Bank SA	64,400	820,249
Russia - 0.1%
LUKOIL PJSC sponsored ADR (a)(b)	15,040	4,255
Sberbank of Russia sponsored ADR (a)(b)	62,556	1,114
Yandex NV Series A (a)(b)	15,421	197,389
TOTAL RUSSIA		202,758
Singapore - 0.3%
United Overseas Bank Ltd.	38,974	821,515
South Africa - 1.3%
Anglo American PLC (United Kingdom)	22,555	537,659
FirstRand Ltd.	272,855	989,842
Impala Platinum Holdings Ltd.	201,855	783,531
MTN Group Ltd.	186,074	949,527
Thungela Resources Ltd.	4,647	29,328
TOTAL SOUTH AFRICA		3,289,887
Spain - 1.4%
Amadeus IT Holding SA Class A	21,757	1,529,742
Banco Santander SA (Spain)	380,692	1,530,024
Cellnex Telecom SA (c)	9,442	363,303
Fluidra SA	1,601	34,812
Unicaja Banco SA (c)	147,836	141,793
TOTAL SPAIN		3,599,674
Sweden - 3.3%
Addlife AB	6,662	72,147
AddTech AB (B Shares)	22,656	471,118
ASSA ABLOY AB (B Shares)	39,516	1,083,755
Atlas Copco AB (A Shares)	166,615	2,659,079
Autoliv, Inc.	7,483	801,579
Bergman & Beving AB (B Shares)	5,200	90,942
Epiroc AB (A Shares)	53,837	951,233
Hemnet Group AB	5,715	154,316
Investor AB (B Shares)	60,573	1,431,287
INVISIO AB	4,673	90,931
John Mattson Fastighetsforetagen AB (a)	10,132	52,575
Lagercrantz Group AB (B Shares)	51,594	677,234
TOTAL SWEDEN		8,536,196
Switzerland - 1.8%
Schindler Holding AG:
(participation certificate)	1,917	479,833
(Reg.)	107	25,592
Swiss Life Holding AG	867	624,316
Tecan Group AG	384	148,002
UBS Group AG	32,290	972,498
UBS Group AG	44,493	1,330,786
Zurich Insurance Group Ltd.	2,296	1,168,287
TOTAL SWITZERLAND		4,749,314
Taiwan - 4.9%
Addcn Technology Co. Ltd.	10,354	66,557
Asia Vital Components Co. Ltd.	46,000	624,871
ECLAT Textile Co. Ltd.	70,379	1,228,599
HIWIN Technologies Corp.	142,640	1,001,411
Taiwan Semiconductor Manufacturing Co. Ltd.	441,344	8,836,884
Yageo Corp.	58,217	1,024,198
TOTAL TAIWAN		12,782,520
United Kingdom - 6.0%
AstraZeneca PLC (United Kingdom)	7,595	1,006,921
B&M European Value Retail SA	51,402	337,825
BAE Systems PLC	207,678	3,097,750
Barratt Developments PLC	108,359	742,095
Beazley PLC	44,530	307,277
Bodycote PLC	22,668	183,136
Clarkson PLC	1,639	73,737
Compass Group PLC	65,316	1,799,049
Flutter Entertainment PLC (a)	1,590	328,144
Howden Joinery Group PLC	16,094	163,738
HSBC Holdings PLC (United Kingdom)	58,201	454,416
Imperial Brands PLC	22,072	529,841
InterContinental Hotel Group PLC ADR	16,774	1,597,891
JD Sports Fashion PLC	109,464	162,376
Lloyds Banking Group PLC	1,581,505	847,775
London Stock Exchange Group PLC	2,773	313,665
Oxford Instruments PLC	2,000	56,268
Rightmove PLC	54,860	388,254
Rolls-Royce Holdings PLC (a)	97,312	369,440
Sage Group PLC	38,803	579,282
Spectris PLC	29,193	1,369,233
Spirax-Sarco Engineering PLC	750	95,095
Standard Chartered PLC (United Kingdom)	97,050	733,460
Unite Group PLC	4,000	51,554
TOTAL UNITED KINGDOM		15,588,222
United States of America - 10.9%
CRH PLC	32,136	2,306,079
CRH PLC	20,133	1,434,938
Experian PLC	39,805	1,656,779
Ferguson PLC	2,970	558,936
Linde PLC	9,946	4,026,439
Marsh & McLennan Companies, Inc.	9,881	1,915,333
MasterCard, Inc. Class A	3,526	1,583,985
Microsoft Corp.	1,700	675,886
Moody's Corp.	3,732	1,463,093
Morningstar, Inc.	964	269,245
MSCI, Inc.	1,521	910,501
Nestle SA (Reg. S)	29,128	3,319,153
NOV, Inc.	25,420	495,944
Otis Worldwide Corp.	5,494	485,889
PriceSmart, Inc.	3,242	246,457
ResMed, Inc.	3,166	602,173
S&P Global, Inc.	3,211	1,439,652
Sanofi SA	15,093	1,511,496
Sherwin-Williams Co.	4,665	1,419,933
Synopsys, Inc. (a)	600	320,010
Visa, Inc. Class A	5,900	1,612,234
TOTAL UNITED STATES OF AMERICA		28,254,155
TOTAL COMMON STOCKS (Cost $206,076,940)		248,516,701

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
China - 0.0%
ByteDance Ltd. Series E1 (a)(b)(d)	577	127,592
Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.3%
Gerdau SA sponsored ADR	227,471	962,202
Itau Unibanco Holding SA	157,812	1,044,138
Petroleo Brasileiro SA - Petrobras sponsored ADR	72,233	1,233,017
		3,239,357
Germany - 0.2%
Porsche Automobil Holding SE (Germany)	10,675	532,938
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,772,295
TOTAL PREFERRED STOCKS (Cost $3,312,381)		3,899,887

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $7,787,777)	7,786,223	7,787,780

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $217,177,098)	260,204,368
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(269,272)
NET ASSETS - 100.0%	259,935,096

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,887,450 or 1.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $127,592 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,162,285	21,467,435	18,841,940	93,194	-	-	7,787,780	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	21,697	3,470,226	3,491,923	472	-	-	-	0.0%
Total	5,183,982	24,937,661	22,333,863	93,666	-	-	7,787,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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